Annual Total Returns[BarChart] - Nationwide Geneva Mid Cap Growth Fund - Class A Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.59%	9.73%	30.25%	4.64%	3.19%	2.24%	23.00%	(2.99%)	30.02%	31.14%